Supplemental Guarantor Condensed Consolidating Financial Statements (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended																		9 Months Ended	12 Months Ended
	Jun. 30, 2011 item	Jun. 30, 2010 item	Sep. 30, 2013 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Sep. 30, 2013 Guarantor Subsidiaries Minimum	Dec. 31, 2012 Guarantor Subsidiaries Minimum	Sep. 30, 2013 12.625% senior notes	Dec. 31, 2012 12.625% senior notes	Sep. 30, 2013 11.25% senior unsecured notes due 2021	Feb. 13, 2013 11.25% senior unsecured notes due 2021	Sep. 30, 2013 10.625% senior unsecured notes due 2021	Apr. 10, 2013 10.625% senior unsecured notes due 2021	Sep. 30, 2013 11.25% senior unsecured subordinated notes due 2016	May 30, 2013 11.25% senior unsecured subordinated notes due 2016	Sep. 30, 2013 11.75% senior subordinated notes	May 30, 2013 11.75% senior subordinated notes	Sep. 30, 2013 8.875% senior secured notes	Dec. 31, 2012 8.875% senior secured notes	Sep. 30, 2013 7.375% senior secured notes	Dec. 31, 2012 7.375% senior secured notes	Mar. 23, 2012 7.375% senior secured notes	Sep. 30, 2013 6.750% senior secured notes due 2020	Dec. 31, 2012 6.750% senior secured notes due 2020	Sep. 30, 2013 8.75% / 10.00 PIK toggle senior second lien note	Dec. 31, 2012 8.75% / 10.00 PIK toggle senior second lien note	Sep. 30, 2013 8.25% senior second lien notes due 2021	Dec. 31, 2010 8.25% senior second lien notes due 2021
Debt
Interest rate (as a percent)							12.625%	12.625%	11.25%	11.25%	10.625%	10.625%	11.25%	11.25%	11.75%	11.75%	8.875%	8.875%	7.375%	7.375%	7.375%	6.75%	6.75%			8.25%	8.25%
Interest rate on toggle note if interest is paid (as a percent)																								8.75%	8.75%
Interest rate on toggle note if interest is added to principal (as a percent)																								10.00%	10.00%
Ownership percentage in Guarantors			100.00%	100.00%	50.00%	50.00%
Number of entities for which ownership structure was reorganized for tax purposes	2	2